SHAREHOLDERS' EQUITY (Tables) (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reconciliation of Ordinary Shares
	2012	2011
Balance outstanding at beginning of year	8,815,003	8,815,003
Purchase of treasury shares	(16,433)	-
Balance outstanding at end of year	8,798,570	8,815,003

Schedule of Stock Options Assumptions
2012

Expected stock price volatility	41.57% - 43.4%
Expected option life (in years)	2.23 - 3.23
Risk free interest rate	0.23% - 0.32%
Dividend yield	9.8%

Schedule of Stock Option Activity

	Year ended December 31,
	2012		2011		2010
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding at the beginning of the year	43,652	$6.15	65,477	$6.15	65,477	$6.15
Granted	330,000	6.50	-	-	-	-
Expired	(43,652)	6.15	-	-	-	-
Forfeited	(45,000)	6.50	(21,825)	6.15	-	-

Outstanding at the end of the year	285,000	$6.50	43,652	$6.15	65,477	$6.15

Exercisable options	-	$-	43,652	$6.15	21,826	$6.15

Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Options Assumptions

	Series A	Series B	Series C

Number of options	21,826	21,826	21,825
Weighted average expected stock price volatility	60.05%	55.96%	54.57%
Weighted average expected option life (in years)	3.25	4.25	5.25
Average risk free interest rate	2.72%	2.94%	3.15%
Dividend yield	0%	0%	0%